Supplemental Balance Sheet Disclosures (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Supplemental Balance Sheet Disclosures [Abstract]
Schedule of Prepaid Expenses and Other Current Assets	Prepaid expenses and other current assets consisted of the following as of the dates presented:
	June 30, 2023	December 31, 2022
Unbilled receivables	$499,330	$544,212
Software and technology	156,133	168,792
Insurance	99,831	224,785
Professional services, dues and subscriptions	2,986	183,614
Deferred contract costs	1,709	36,465
Other	67,315	51,755
Total	$827,304	$1,209,623
Prepaid expenses and other current assets consisted of the following:
	As of December 31,
	2022	2021
Software and technology	$168,792	$643,387
Professional services, dues and subscriptions	183,614	537,237
Insurance	224,785	264,097
Deferred contract costs	36,465	142,930
Unbilled receivable	544,212	505,203
Other	51,755	32,868
Total prepaid expenses and other current assets	$1,209,623	$2,125,722

Schedule of Accounts Payable, Accrued Expenses, and Other Current Liabilities	Accounts payable, accrued expenses, and other accrued liabilities consisted of the following as of the dates presented:
	June 30, 2023	December 31, 2022
Accounts payable	$1,747,636	$1,510,287
Settlements and legal	884,428	950,213
Contractors	411,324	562,993
Compensation	334,865	368,440
Sales taxes	201,610	219,285
Professional fees	142,429	155,161
Interest and other	273,444	660,040
Total	$3,995,736	$4,426,419
Accounts payable, accrued expenses and other current liabilities consisted of the following:
	As of December 31,
	2022	2021
Accounts payable	$1,510,287	$1,716,705
Professional fees	155,161	280,818
Sales taxes	219,285	108,854
Compensation	368,440	1,656,158
Contractors	562,993	646,996
Settlements and legal	950,213	681,045
Interest and other	660,040	295,197
Total accounts payable, accrued expenses and other current liabilities	$4,426,419	$5,385,773